Note 7 Impact of the stress test (Details) € in Millions	Dec. 31, 2022 EUR (€)
Europe [Member]
Impact of the stress test [Line Items]
Expected shortfall	€ (86)
MEXICO
Impact of the stress test [Line Items]
Expected shortfall	(42)
PERU
Impact of the stress test [Line Items]
Expected shortfall	(7)
VENEZUELA
Impact of the stress test [Line Items]
Expected shortfall	0
ARGENTINA
Impact of the stress test [Line Items]
Expected shortfall	(8)
COLOMBIA
Impact of the stress test [Line Items]
Expected shortfall	(4)
TURKEY
Impact of the stress test [Line Items]
Expected shortfall	€ (22)